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                         VAN KAMPEN EQUITY INCOME FUND

                    SUPPLEMENT DATED AUGUST 16, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                EQI SPT SAI 8/01